FINANCING RECEIVABLE (Schedule of Movement of Allowance for Financing Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year	$ (7,023)	$ (15,114)	$ (3,583)
Charge to cost of revenues	(10,802)	(12,745)	(12,436)
Write off of financing receivable	7,786	22,178	119
Exchange difference	782	(1,342)	786
Balance at end of year	$ (9,257)	$ (7,023)	$ (15,114)